Shareholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended				12 Months Ended
	Nov. 02, 2011	Feb. 15, 2011	Aug. 05, 2009	Jun. 15, 2009	Dec. 31, 2011 years	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum Percentage of entity's issued and outstanding share capital under the 2008 Share Incentive Plan					3.50%
Number of outstanding options repriced				1,020,400
Outstanding options repriced, previous exercise price				$ 30.25
Outstanding options repriced, current exercise price				$ 22.53
Number of options exchanged				265,000
Options exchanged, previous exercise price, minimum				$ 34.00
Options exchanged, previous exercise price, maximum				$ 39.00
Options exchanged, current exercise price				$ 22.53
Percentage of annual increments to new options				25.00%
Stock split			three-for-one
Stock split, number of shares subjected to stock split			1,492,204
Exchanged options, exercise price, minimum			$ 30
Stockholders equity note stock split, number of new options formed after stock split			311,454
Stockholders equity note stock split, number of RSUs formed after stock split			185,932
Percentage of annual increments to new stock awards			25.00%
Weighted-average grant-date fair value, options granted					$ 17.99	$ 14.58	$ 10.43
Total intrinsic value, options exercised					$ 19,295	$ 15,294	$ 13,457
Unrecognized compensation expense related to non-vested stock options and restricted stock awards					39,487
Unrecognized compensation expense related to non-vested stock options and restricted stock awards, expected to be recognized, years					4
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, minimum					2.00%
Percentage of earnings of employees withheld under Employee Stock Purchase Plan, maximum					10.00%
Shares purchased by employees under Employee Stock Purchase Plan					16,582	16,537	17,331
Shares purchased by employees under Employee Stock Purchase Plan, average price					$ 33.88	$ 26.38	$ 21.59
Price of shares purchased under Employee Stock Purchase Plan, percentage of fair value					95.00%
Stock repurchase program, authorized amount	100,000	100,000
Restricted Stock Awards (RSA) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average exercise price						$ 2.07
2003 Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from the grant date					25.00%
Percentage of stock options exercisable, quarterly					6.25%
Stock options expiry period in years					six
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of stock options exercisable after one year from the grant date					25.00%
Percentage of stock options exercisable, quarterly					6.25%
Stock options expiry period in years					six
Percentage of restricted share units granted become vested, annually					25.00%
Stock Option Re-Pricing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized				2,082
Stock Option Exchange [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options expiry period in years						six
Compensation expense recognized				1,140
Stock Option Split [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized			$ 4,684